Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 167,113	$ 120,564	$ 138,510
Deferred tax assets and liabilities	(117,461)	(140,361)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	141,095	138,474
Other current and non-current assets	78,877	94,177
Income taxes receivable (payable), current and non- current	(32,243)	(7,749)
Accounts payable and accrued liabilities and non- current liabilities	(162,536)	(153,421)
Deferred tax assets and liabilities	(117,461)	(140,361)
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	117,956	123,391
Other current and non-current assets	4,952	3,897
Income taxes receivable (payable), current and non- current	3,537	(769)
Accounts payable and accrued liabilities and non- current liabilities	(24,310)	(23,387)
Deferred tax assets and liabilities	40,600	23,640
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	1,020	5,222
Other current and non-current assets	29,895	14,215
Income taxes receivable (payable), current and non- current	3,657	6,902
Accounts payable and accrued liabilities and non- current liabilities	(45,050)	(64,589)
Deferred tax assets and liabilities	(72,552)	(73,938)
Argentine Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	7,175	3,652
Other current and non-current assets	16,878	18,511
Income taxes receivable (payable), current and non- current	1,513	1,400
Accounts payable and accrued liabilities and non- current liabilities	(14,543)	(16,143)
Deferred tax assets and liabilities	0	0
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	571	3,447
Other current and non-current assets	218	221
Income taxes receivable (payable), current and non- current	(2,443)	(3,135)
Accounts payable and accrued liabilities and non- current liabilities	(19,402)	(8,749)
Deferred tax assets and liabilities	(7,700)	(9,925)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3	3
Other current and non-current assets	0	0
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	0
Peruvian Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	13,917	2,406
Other current and non-current assets	26,257	55,851
Income taxes receivable (payable), current and non- current	(38,507)	(12,147)
Accounts payable and accrued liabilities and non- current liabilities	(54,672)	(39,884)
Deferred tax assets and liabilities	(77,810)	(80,138)
Guatemala quetzal | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	453	353
Other current and non-current assets	677	1,482
Income taxes receivable (payable), current and non- current	0	0
Accounts payable and accrued liabilities and non- current liabilities	(4,559)	(669)
Deferred tax assets and liabilities	$ 1	$ 0